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Invesco Nasdaq Biotechnology ETF
Summary Information
Investment Objective
The Invesco Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq Biotechnology Index ® (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”).
You may pay other fees, such
as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Nasdaq Biotechnology ETF Invesco Nasdaq Biotechnology ETF
Management Fees	0.19%	[1]
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.19%
[1]	From the date of the Fund's commencement of operations through December 17, 2021, Invesco Capital Management LLC (the “Adviser”) will waive 100% of its management fee for the Fund.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy
and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years
Invesco Nasdaq Biotechnology ETF | Invesco Nasdaq Biotechnology ETF | USD ($)	19	61

Portfolio Turnover.
The Fund pays transaction costs, such as
commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total
Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures,
Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles the Underlying
Index, which is a modified market capitalization weighted index that is designed to measure the performance of securities listed on the Nasdaq
Stock Market that are classified as either biotechnology or pharmaceutical companies. Eligible securities must (1) be classified under the biotechnology subsector or pharmaceuticals subsector of the Industry Classification
Benchmark (ICB), (2) have a minimum market capitalization of $200 million at the time of the Underlying Index's annual rebalancing, and (3) have a minimum average daily trading volume of 100,000 shares.
The Underlying Index may include securities of large-, mid- and small-capitalization companies. As of April 30, 2021, the Underlying Index was comprised of 275 constituents with market capitalizations ranging from approximately $99.4 million to $139.3 billion.
The Underlying Index is rebalanced annually in December and
reweighted quarterly, effective at market open of the following trading day after the close of trading on the third Friday in March, June, September and
December. The Fund is rebalanced and reweighted in accordance with the
Underlying Index. Securities in the Underlying Index are weighted by market capitalization. At each quarter, Nasdaq reweights the Underlying Index such that the maximum weight of any constituent does not exceed 8%. Only the five largest securities may exceed a 4% cap; the individual weight of all other remaining constituents may not exceed 4%.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment
Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy.
The Fund will concentrate its investments (i.e.,
invest more than 25% of the value of its net assets) in securities of issuers in the biotechnology or pharmaceutical industries that are contained in the
Underlying Index. The Fund's portfolio holdings are likely to change over time.

Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund.
The Fund may not achieve its investment objective.
Market Risk
. Securities in the Underlying Index are subject to market
fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
COVID-19 Risk
. The current outbreak of the novel strain of
coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Index Risk.
Unlike many investment companies, the Fund does not
utilize an investing strategy that seeks returns in excess of its Underlying
Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying
Index, even if that security generally is underperforming. Additionally, the
Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.
Industry Concentration Risk
. In following its methodology, the Underlying
Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the Fund will also concentrate its investments in such industries or industry groups to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following:
general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry, competition for resources; adverse labor relations, political or world events, obsolescence of technologies, and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Biotechnology Industry Risk.
The biotechnology industry can be
significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.
Health Care Sector Risk.
Factors such as extensive government
regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector.
Equity Risk.
Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Small- and Mid-Capitalization Company Risk.
Investing in securities of
small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Non-Diversified Fund Risk.
Because the Fund is non-diversified and can
invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater
impact
on the Fund's
performance.
Issuer-Specific Changes Risk
. The value of an individual security or
particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Non-Correlation Risk
. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the
Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Authorized Participant Concentration Risk.
Only authorized participants
(“APs”) may engage in creation or redemption transactions directly with the
Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders.
Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting.
Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Cash Transaction Risk.
The Fund generally expects to make in-kind
redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, from time to time, the Fund reserves the right to effect redemptions for cash, rather than in-kind. In such circumstances, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the
Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to utilizing an in-kind redemption process.
Market Trading Risk.
The Fund faces numerous market trading risks,
including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk
. The Fund is exposed to operational risks arising from
a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco
Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Once available, the
Fund's performance information will be accessible on the Fund's website at
www.invesco.com/ETFs
and will provide some indication of the risks of
investing in the Fund.